Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ 3,958	$ (1,268)
Adjustments to reconcile net income (loss) to net cash from operating activities
Security amortization (accretion), net	2,195	2,590
Depreciation	1,551	1,590
Loss on sale of fixed assets	46	79
Amortization of intangible assets	1,162	1,218
Net realized (gain) loss on sale of securities	8	(212)
Provision for loan losses	9,800	17,940
Loans originated for sale	(8,852)
Proceeds from sale of loans	8,393
Gain on sale of loans	(139)	(3)
Loss on sale of OREO properties	425	320
Impairment on investment security		575
Bank owned life insurance	(643)	(472)
Deferred income taxes	(366)	(2,642)
Prepaid FDIC Premium	1,163	1,450
Change in
Net deferred loan fees	529	270
Accrued interest payable	(104)	(104)
Accrued interest receivable	595	1,043
Other, net	1,124	(883)
Net cash from operating activities	20,845	21,491
Securities available for sale
Maturities, prepayments and calls	61,092	94,649
Sales	310	4,525
Purchases	(76,765)	(79,849)
Redemption of Federal Reserve stock	83	110
Purchases of Federal Reserve stock	(127)	(72)
Purchases of bank owned life insurance	(5,000)
Net loan (originations) repayments	(29,965)	10,351
Proceeds from sale of OREO properties	1,326	1,149
Property and equipment purchases	(1,244)	(1,193)
Proceeds from sale of property and equipment	2	1,176
Net cash from (used for) investing activities	(50,288)	30,846
Cash flows from (used for) financing activities
Increase in deposits	8,783	36,411
Net change in short-term FHLB advances		(5,000)
Repayment of long-term FHLB advances	(22,532)	(30,037)
Proceeds from long-term FHLB advances	22,500
Decrease in securities sold under repurchase agreements	(2,813)	(78)
Decrease in U.S. Treasury interest-bearing notes payable	(2,008)	(386)
Cash dividends paid	(1,390)	(1,159)
Net cash from (used for) financing activities	2,540	(249)
Increase (decrease) in cash and due from financial institutions	(26,903)	52,088
Cash and due from financial institutions at beginning of year	79,030	26,942
Cash and due from financial institutions at end of year	52,127	79,030
Supplemental cash flow information:
Interest paid	7,604	10,568
Income taxes paid	1,600	650
Supplemental non-cash disclosures:
Transfer of loans from portfolio to other real estate owned	$ 1,180	$ 1,431